INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 2,467	$ 2,176